Income Tax Expense - Summary of Major Components of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Current tax expense	¥ 4,078	¥ 7,342	¥ 5,681
Deferred tax expense, Origination and reversal of temporary differences	279	(622)	258
Derecognition of previously recognized deferred tax assets	3,252
Subtotal	3,531	(622)	258
Total	¥ 7,609	¥ 6,720	¥ 5,939